SCHEDULE OF DETAILS OF REVENUE AND COST OF REVENUE (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounting Policies [Abstract]
Revenue	$ 1,225,912	$ 2,047,889
Cost of Revenue	(1,070,229)	(1,493,014)
Gross profit	$ 155,683	$ 554,875
Gross Profit Margin	12.70%	27.10%